Notes Payable - Bridge Notes (Details) (USD $)	0 Months Ended
May 11, 2011
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	$ 500,000
May 2011 Offering [Member]
Debt Instrument [Line Items]
Units exchanged to pay off debt instrument	50
Secured Promissory Bridge Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount (in dollars)	$ 500,000
Debt instrument, interest rate, stated percentage (percentage)	6.00%